Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share Based Compensation Restricted Stock Units Award Activity
The following table presents a summary of our RSU activity:

	RSUs	Weighted average grant-date fair value
Balance as of January 1, 2018	90,626	$7.47
Granted	1,394,159	$12.48
Vested (1)	(164,814)	$10.88

Balance as of December 31, 2018	1,319,971	$12.33
Granted	340,565	$11.49
Vested	(362,577)	$12.23
Cancelled	(148,215)	$12.64

Balance as of December 31, 2019	1,149,744	$12.08
Granted	1,409,680	$7.89
Vested	(419,367)	$10.95
Cancelled	(460,851)	$10.32

Balance as of December 31, 2020	1,679,206	$9.33
(1)
90,626 vested RSU pertained to the former 2015 Stock Incentive Plan. There is no more activity under this plan.

Summary of Weighted Average Assumptions of Black-Scholes and Monte Carlo Option-Pricing Models
We did not grant options during the year ended December 31, 2020. The fair value of stock options granted during the years ended December 31, 2019 and 2018 were estimated at the date of grant using appropriate valuation techniques, including the Black-Scholes and Monte Carlo option-pricing models, assuming the following weighted average assumptions:

	2020	2019	2018
Risk-free interest rate	—	1.95%	2.48%
Expected volatility	—	39.21%	41.52%
Expected life (in years)	—	10	10
Weighted-average estimated fair value of options granted during the year	—	2.91	13.47

Summary of Stock Option Activity
The following table presents a summary of our stock option activity:

	Options	Weighted average exercise price	Remaining contractual life (in years)	Aggregate intrinsic value

Balance as of January 1, 2018	3,496,058	$26.02	—	—
Granted	1,174,489	$23.50	—	—
Exercised	(4,973)	$12.00	—	—
Forfeited / Cancelled	(1,873,213)	$26.43	—	—

Balance as of December 31, 2018	2,792,361	$17.50	—	—
Granted	225,903	$17.50	—	—
Exercised	(44,096)	$12.00	—	—
Forfeited / Cancelled	(436,280)	$17.50	—	—

Balance as of December 31, 2019	2,537,888	$17.50	—	—
Exercised	(33,133)	$11.31	—	—
Forfeited / Cancelled	(1,685,242)	$17.05	—	—

Balance as of December 31, 2020	819,513	$9.11	2	$10.50

Exercisable as of December 31, 2020	423,644	$6.03	2	$5.43
Vested and expected to vest after December 31, 2020	819,513	$12.41	2	$5.07